Fees and Expenses	Aug. 30, 2024
BNY Mellon Small/Mid Cap Growth Fund
Prospectus [Line Items]
Expense Narrative [Text Block]

Effective September 1, 2024, the following information supplements the information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" and "Management" in the fund's prospectus:

Effective September 1, 2024, the fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund's average daily net assets until February 1, 2025. On or after February 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.